Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of commitments and contingencies [abstract]
Summary of Financing for Longship-Seine River Vessels and Longships

The Group has obtained financing for one of the 2025 Longship-Seine river vessels and all 2026 Longships, as described below.

River Vessels	Number of Vessels	Aggregate Price (in USD and thousands)	Delivery Date
Longships	4	$162,800	2025
Longships-Seine	2	77,606	2025
Longship-Douro	1	24,750	2025
Longships	4	162,800	2026
Total	11	$427,956

Summary of Financing for All Ships	The Group has obtained financing for all ships, as described below.

Ocean Ships	Price (in USD and thousands)	Delivery Date
Viking Vesta	$446,050	2025
Viking Mira	501,523	2026
Viking Libra	501,523	2026
Ship XV	517,000	2027
Ship XVI	517,000	2028
Total	$2,483,096

Summary of Shipbuilding Contracts for Ships

As of December 31, 2024, the Group has entered into shipbuilding contracts for the ships outlined below, assuming a euro to USD exchange rate of 1.10. If the financing conditions for Ship XVII, Ship XVIII, Ship XIX and Ship XX had not been met by January 31, 2025, these contracts could have been terminated by the Group or the shipyard. The financing conditions for Ship XVII, Ship XVIII, Ship XIX and Ship XX were met in January 2025. See Note 29.

Ocean Ships	Price (in USD and thousands)	Delivery Date
Ship XVII	$567,600	2028
Ship XVIII	567,600	2029
Ship XIX	567,600	2030
Ship XX	567,600	2030
Total	$2,270,400

Summary of Options for Additional Ocean Ships

In October 2024, the Group secured the following options for additional ocean ships:

Ocean Ships - Options	Delivery Date	Option Exercise Date
Ship XXI	2031	October 30, 2025
Ship XXII	2031	October 30, 2025
Ship XXIII	2032	July 31, 2026
Ship XXIV	2032	July 31, 2026